Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net deferred tax assets
Deferred tax assets	SFr 4,399	SFr 4,943
Net operating loss carry-forwards	5,753	6,227
Net operating loss carry-forwards, after allocation of valuation allowances	1,465	1,647
Temporary differences	2,934	3,296
Deferred tax liabilities	523	438
Deferred Tax Assets (Liabilities), Net	3,876	4,505
Net deferred tax assets change	(629)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(64)
Accumulated undistributed earnings from foreign subsidiaries	17,800	SFr 9,600
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 303